Statement of Cash Flows (USD $)	12 Months Ended
Oct. 31, 2011
Cash Flows from Operating Activities
Net loss	$ (88,713)
Adjustments to reconcile net loss to net cash used in operating activities:
Due to Sponsors	19,180
Increase in accounts payable	32,543
Gain on trading securities	(5,877)
Net cash used in operating activities	(42,867)
Cash Flows from Investing Activities
Principal deposited in Trust Account	(48,480,000)
Net cash used in investing activities	(48,480,000)
Cash Flows from Financing Activities
Proceeds from notes payable to affiliate	238,145
Payments of notes payable to affiliate	(238,145)
Proceeds from public offering	48,000,000
Proceeds from issuance of Sponsor Warrants	2,331,000
Payment of offering costs	(1,542,769)
Proceeds from sale of sponsors’ shares of common stock	25,000
Net cash provided by financing activities	48,813,231
Net increase in cash	290,364
Cash at beginning of period	0
Cash at end of period	$ 290,364